LEASES (Details 3)	Mar. 31, 2022	Sep. 30, 2021
Lease Detail 3 [Abstract]
Weighted-average remaining lease term	11 months 15 days	1 year 5 months 8 days
Weighted-average discount rate	10.00%	10.00%